Derivative financial instruments and risk management (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Offsetting Liabilities
Gross Amount of Recognized Liabilities	$ (50)	$ (144)	$ (212)
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	(50)	(144)	(212)
Financial Instruments	41	71	113
Cash Collateral Pledged	0	0	0
Net Amount of Liabilities	(9)	(73)	(99)
Machinery and Power Systems
Offsetting Liabilities
Gross Amount of Recognized Liabilities	(40)	(129)	(189)
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	(40)	(129)	(189)
Financial Instruments	32	59	102
Cash Collateral Pledged	0	0	0
Net Amount of Liabilities	(8)	(70)	(87)
Financial Products
Offsetting Liabilities
Gross Amount of Recognized Liabilities	(10)	(15)	(23)
Gross Amounts Offset in the Statement of Financial Position	0	0	0
Net Amounts of Liabilities Presented in the Statement of Financial Position	(10)	(15)	(23)
Financial Instruments	9	12	11
Cash Collateral Pledged	0	0	0
Net Amount of Liabilities	$ (1)	$ (3)	$ (12)